Business Combinations (Acquisition of MoboTap, Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 26,502	$ 111,082	$ 258,997
Goodwill impairment losses		0	31,445
Intangible assets impairment losses		$ 400	19,900	$ 20,200
MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	$ 90,830
Percentage of equity interest, Changyou has right to purchase from noncontrolling shareholders	10.00%
Percentage below IPO price, Changyou has right to purchase from non-controlling shareholders	20.00%
Goodwill	$ 113,040
Goodwill impairment losses			29,600
Intangible assets impairment losses			$ 8,900
Percentage of disposed equity interests		51.00%
MoboTap [Member] | Dolphin Browser user base [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	2 years 4 months 24 days
MoboTap [Member] | Technology [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	5 years 4 months 24 days
MoboTap [Member] | Trademark [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	10 years 4 months 24 days